FAIR VALUE MEASUREMENTS (Details 2) (Fair Value Measurements Recurring [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Estimated Fair Value [Member]
Assets:
Debt and mortgage-backed securities available for sale	$ 13,080	$ 38,917
Total assets	13,411	39,760
Liabilities:
Total liabilities	331	843
Estimated Fair Value [Member] | Interest Rate Swap [Member]
Assets:
Derivative assets	331	843
Liabilities:
Derivative liabilities	331	843
Fair Value Inputs Level2 [Member]
Assets:
Debt and mortgage-backed securities available for sale	13,080	38,917
Total assets	13,411	39,760
Liabilities:
Total liabilities	331	843
Fair Value Inputs Level2 [Member] | Interest Rate Swap [Member]
Assets:
Derivative assets	331	843
Liabilities:
Derivative liabilities	$ 331	$ 843